Other current liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Other current liabilities [Abstract]
Summary of current liabilities Explanatory

(Euro thousands)	At June 30, 2023	At December 31, 2022

Financing fund	46,485	23,519
Payroll and employee benefits payables	25,274	23,443
Accrued expenses	15,070	23,336
Warrant liabilities	9,974	9,002
Tax payables	7,876	9,561
Customer advances	6,353	8,535
Due to related companies	3,563	3,158
Rental payable	316	1,063
Other	3,947	4,864

Total other current liabilities	118,858	106,481

	At December 31,
(Euro thousands)	2022	2021

Financing fund	23,519	—
Payroll and employee benefits payables	23,443	25,309
Accrued expenses	23,336	14,484
Tax payables	9,561	8,975
Warrant liabilities	9,002	—
Customer advances	8,535	8,718
Due to related companies	2,020	5,059
Rental payable	1,063	1,989
Other	6,002	4,126

Total other current liabilities	106,481	68,660

Summary of warrant liabilities Explanatory

(Euro thousands)	At June 30, 2023	At December 31, 2022
Public Warrant	6,456	5,826
Private Placement Warrant	3,518	3,176

Total warrant liabilities	9,974	9,002

	At December 31,
(Euro thousands)	2022	2021

Public Warrant	5,826	—
Private Placement Warrant	3,176	—

Total warrant liabilities	9,002	—